SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 227.0	$ 0.0
Money market funds
Disclosure of detailed information about financial instruments [line items]
Short-term investments	224.3	0.0
Other
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 2.7	$ 0.0
Top of range
Disclosure of detailed information about financial instruments [line items]
Redemption notice period	185 days
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Redemption notice period	95 days